Revenue - Company's revenue, net disaggregated by type of product and service (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue
Total revenue	$ 2,275	$ 980	$ 5,430	$ 7,268
Product Sales
Revenue
Total revenue	2,022	755	4,270	6,681
Software as a service and related services
Revenue
Total revenue	200	179	784	348
Ancillary Services
Revenue
Total revenue	$ 53	$ 46	376	239
Point in time
Revenue
Total revenue			4,646	6,920
Over time
Revenue
Total revenue			$ 784	$ 348